Retained Interest in Purchased Accounts Receivable	12 Months Ended
Dec. 31, 2013
Retained Interest In Purchased Accounts Receivable [Abstract]
RETAINED INTEREST IN PURCHASED ACCOUNTS RECEIVABLE
3. RETAINED INTEREST IN PURCHASED ACCOUNTS RECEIVABLE:

Retained interest in purchased accounts receivable consists of the following:

	December 31, 2013	December 31, 2012
Purchased invoices	$6,085,940	$8,921,203
Purchase order advances	365,394	21,156
Reserve account	(1,481,996)	(1,842,447)
Allowance for uncollectible invoices	(3,000)	(80,449)
	$4,966,338	$7,019,463

Retained interest in purchased accounts receivable consists, excluding the allowance for uncollectible invoices, of United States companies in the following industries:

	December 31, 2013	December 31, 2012
Staffing	$192,806	$185,557
Transportation	1,592,900	1,773,290
Service	3,063,021	4,528,668
Manufacturing	120,611	612,397
	$4,969,338	$7,099,912

Adjustments to the allowance for uncollectible invoices were as follows:

	For the years ending December 31,
	2013	2012
Balance - beginning of year	$80,449	$17,500
Provision for credit losses	12,200	62,949
Write-offs	(89,649)	-
Balance - end of year	$3,000	$80,449

Total purchased invoices and purchase order advances were as follows:

	For the years ending December 31,
	2013	2012
Purchased invoices	$83,653,644	$95,875,787
Purchase order advances	843,193	435,928
	$84,496,837	$96,311,715